Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Abstract]
Net loss	$ (4,148)	$ (3,397)	$ (14,966)	$ (7,618)	$ (11,564)	$ (9,712)
Weighted-average number of common shares-basic and diluted	7,759,630	5,796,091	6,856,876	5,644,587	5,682,799	3,118,344
Net loss per common share-basic and diluted	$ (0.53)	$ (0.59)	$ (2.18)	$ (1.35)	$ (2.03)	$ (3.11)